Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Matching loans to related parties	$ 174,574	$ 0
Accounts payable	25,484	50,782
Receipts in advance and deferred revenue	42,166	39,178
Accrued salary and benefits	37,347	55,592
Accrued liabilities to suppliers	14,930	17,240
Tax payables	27,423	18,471
Matching loans from related parties	184,239	0
Other short-term liabilities	198,165	14,893
Long-term deferred tax liabilities	3,616	5,748
Long-term contingent consideration	$ 0	$ 1,929
Treasury shares, shares (in shares)	2,730	1,510
Class A ordinary shares [Member]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	200,000
Ordinary shares, outstanding (in shares)	34,089	22,977
Class B ordinary shares [Member]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	97,740
Ordinary shares, outstanding (in shares)	70,250	82,490
Consolidated VIEs [Member]
Accounts payable	$ 8,414	$ 27,153
Receipts in advance and deferred revenue	36,463	37,871
Accrued salary and benefits	880	2,727
Accrued liabilities to suppliers	3,993	14,295
Tax payables	13,700	5,139
Other short-term liabilities	6,506	9,618
Long-term deferred tax liabilities	1,540	1,799
Long-term contingent consideration	$ 0	$ 1,929